Common Stock and Treasury Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended
	Dec. 28, 2012	Aug. 09, 2012	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Common Stock And Treasury Stock [Abstract]
Common stock, shares authorized			500,000,000	150,000,000	150,000,000
Common stock, shares issued			131,306,084	131,129,888
Common stock, shares outstanding			87,067,124	92,049,978	62,685,955
Repurchase of common stock		$ 100,000,000
Authorized special cash dividend (USD per share)	$ 0.18		$ 0.18
Dividend payment	$ 15,700,000		$ 15,652,000
Restatement
Common Stock And Treasury Stock [Abstract]
Common stock, shares authorized				500,000,000